Document and Entity Information	May 20, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	PACIFIC GAS AND ELECTRIC COMPANY
Entity Incorporation, State or Country Code	CA
Entity File Number	001-02348
Entity Tax Identification Number	94-0742640
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000075488
First preferred stock, cumulative, par value $25 per share, 5% series A redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.80% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.50% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 6% nonredeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% nonredeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER